Pay vs Performance Disclosure - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended	7 Months Ended		12 Months Ended
	Mar. 14, 2023	Dec. 31, 2023	Dec. 31, 2021	Oct. 02, 2023	Jul. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Joseph Gardner¹ ($)	Summary Compensation Table Total for Neil Desai¹ ($)	Summary Compensation Table Total for Brendan Delaney¹ ($)	Summary Compensation Table Total for Scott Giacobello¹ ($)	Summary Compensation Table Total for David Lennon¹ ($)	Compensation Actually Paid to Joseph Gardner¹˒²˒³ ($)	Compensation Actually Paid to Neil Desai¹˒²˒³ ($)	Compensation Actually Paid to Brendan Delaney¹˒²˒³ ($)	Compensation Actually Paid to Scott Giacobello¹˒²˒³ ($)	Compensation Actually Paid to David Lennon ¹˒²˒³ ($)
2023	—	—	1,645,015	1,971,183	2,135,688	—	—	(1,290,600)	93,852	1,091,523
2022	—	3,052,812	—	—	—	—	1,388,191	—	—	—
2021	1,515,326	3,740,268	—	—	—	2,056,157	3,016,883	—	—	—

Year	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on: [4] TSR ($)	Net Income ($ Thousands)
2023	1,819,000	(140,244)	13.74	(65,765)
2022	1,594,777	(132,196)	87.28	(60,513)
2021	4,900,921	3,084,193	164.29	(110,090)

Named Executive Officers, Footnote	Joseph Gardner was our PEO until the merger in August 2021. Neil Desai became our PEO in August 2021, upon the merger with Aerpio Pharmaceuticals, Inc. Brendan Delaney was our PEO starting on January 1, 2023 until March 14, 2023. Scott Giacobello was our interim CEO from March 15, 2023 to October 2, 2023. David Lennon was our final PEO from October 3, 2023 to present. The individuals comprising the Non-PEO NEOs for each year presented are listed below, each of whom became NEOs after the merger.

2021	2022	2023
Brendan Delaney	Brendan Delaney	Neil Desai
Scott Giacobello	Loretta Itri	Loretta Itri

Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table. For Mr. Lennon, the exclusion includes the amount reported in the Stock Awards column of the Summary Compensation Table. We revised the average Compensation Actually Paid for our non-PEO NEOs in 2021 in accordance with new SEC guidance. In last year's Pay Versus Performance disclosure, we measured the change in fair value of the outstanding equity awards in 2021 from the date of the closing of our Business Combination. In this year’s disclosure, we measured the change in fair value from the end of the preceding fiscal year (i.e., fiscal year-end 2020).

Year	Summary Compensation Table Total for Neil Desai ($)	Exclusion of Option Awards for Neil Desai ($)	Inclusion of Equity Values for Neil Desai ($)	Compensation Actually Paid to Neil Desai ($)
2021	3,740,268	(2,511,538)	1,788,153	3,016,883

Year	Summary Compensation Table Total for Brendan Delaney ($)	Exclusion of Option Awards for Brendan Delaney ($)	Inclusion of Equity Values for Brendan Delaney ($)	Compensation Actually Paid to Brendan Delaney ($)
2023	1,645,015	(1,451,968)	(1,483,647)	(1,290,600)

Year	Summary Compensation Table Total for Scott Giacobello ($)	Exclusion of Option Awards for Scott Giacobello ($)	Inclusion of Equity Values for Scott Giacobello ($)	Compensation Actually Paid to Scott Giacobello ($)
2023	1,971,183	(1,327,954)	(549,377)	93,852

Year	Summary Compensation Table Total for David Lennon ($)	Exclusion of Stock Awards and Option Awards for David Lennon ($)	Inclusion of Equity Values for David Lennon ($)	Compensation Actually Paid to David Lennon ($)
2023	2,135,688	(1,857,935)	813,770	1,091,523
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Neil Desai ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Neil Desai(a) ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Neil Desai ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Neil Desai(a) ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Neil Desai ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Neil Desai ($)	Total - Inclusion of Equity Values for Neil Desai ($)(a)
2021	1,585,800	130,154	—	72,199	—	—	1,788,153
(a) Compensation actually paid to Mr. Desai for fiscal year 2021 was previously reported as $1,804,099. The difference of $16,626 is attributable to a change in assumptions applied to unvested equity awards at December 31, 2020, prior to the merger.

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Brendan Delaney ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Brendan Delaney ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Brendan Delaney ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Brendan Delaney ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Brendan Delaney ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Brendan Delaney ($)	Total - Inclusion of Equity Values for Brendan Delaney ($)
2023	—	—	—	20,590	(1,504,237)	—	(1,483,647)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Scott Giacobello ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Scott Giacobello ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Scott Giacobello ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Scott Giacobello ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Scott Giacobello ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Scott Giacobello ($)	Total - Inclusion of Equity Values for Scott Giacobello ($)
2023	267,586	(689,005)	—	(127,958)	—	—	(549,377)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for David Lennon ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for David Lennon ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for David Lennon ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for David Lennon ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for David Lennon ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for David Lennon ($)	Total - Inclusion of Equity Values for David Lennon ($)
2023	813,770	—	—	—	—	—	813,770

Non-PEO NEO Average Total Compensation Amount						$ 1,819,000	$ 1,594,777	$ 4,900,921
Non-PEO NEO Average Compensation Actually Paid Amount						$ 140,244	132,196	3,084,193
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table. For Mr. Lennon, the exclusion includes the amount reported in the Stock Awards column of the Summary Compensation Table. We revised the average Compensation Actually Paid for our non-PEO NEOs in 2021 in accordance with new SEC guidance. In last year's Pay Versus Performance disclosure, we measured the change in fair value of the outstanding equity awards in 2021 from the date of the closing of our Business Combination. In this year’s disclosure, we measured the change in fair value from the end of the preceding fiscal year (i.e., fiscal year-end 2020).

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,819,000	(1,155,101)	(804,143)	(140,244)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	170,143	(776,758)	—	(197,528)	—	—	(804,143)

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Total Shareholder Return Amount						$ 13.74	87.28	164.29
Net Income (Loss)						$ (65,765,000)	$ (60,513,000)	(110,090,000)
PEO Name	Brendan Delaney	David Lennon	Neil Desai	Scott Giacobello	Joseph Gardner		Neil Desai
Additional 402(v) Disclosure						The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.The Company TSR assumes $100 was invested in the Company for the period starting December 31, 2020 through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.
Delaney [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						$ 1,645,015
PEO Actually Paid Compensation Amount						1,290,600
Giacobello [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						1,971,183
PEO Actually Paid Compensation Amount						93,852
Lennon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						2,135,688
PEO Actually Paid Compensation Amount						1,091,523
Desai [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							$ 3,052,812	3,740,268
PEO Actually Paid Compensation Amount							$ 1,388,191	3,016,883
Gardner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount								1,515,326
PEO Actually Paid Compensation Amount								2,056,157
PEO [Member] | Delaney [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,451,968
PEO [Member] | Delaney [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,483,647
PEO [Member] | Giacobello [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,327,954
PEO [Member] | Giacobello [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						549,377
PEO [Member] | Lennon [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,857,935
PEO [Member] | Lennon [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						813,770
PEO [Member] | Desai [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								1,788,153
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						804,143
Non-PEO NEO | Lennon [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,155,101
Non-PEO NEO | Lennon [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						$ 804,143
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table | Desai [Member] | PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								2,511,538
Equity Awards Adjustments, Excluding Value Reported in Compensation Table | Desai [Member] | PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								$ 1,788,153